DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2022	$ 0
Unrealized Losses During 2022	(58)
Net change	(58)	$ 0
Interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2022	0
Unrealized Losses During 2022	(58)
Net change	$ (58)	$ 0